Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment by Estimated Useful Lives	Estimated useful lives are as follows:

Category	Estimated useful lives
Building	20 years
Electronic equipment	3 years
Office equipment	3 years
Vehicles	5 years
Leasehold and property improvement	3-5 years

Schedule of Disaggregates the Group's Revenue
The following table disaggregates the Group’s revenue for the years ended June 30, 2023, 2024 and 2025:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
By revenue type
Packaged tour service	81,038,722	33,391,854	32,039,060
Domestic	73,181,985	10,006,080	6,606,828
Oversea	7,856,737	23,385,774	25,432,232
Customized chartered bus service	63,654,231	10,730,641	3,022,802
Domestic	56,895,187	898,028	336,678
Oversea	6,759,044	9,832,613	2,686,124
Commute shuttle service	9,507,054	1,853,926	531,193
Domestic	9,507,054	1,853,926	531,193
Others	25,999	-	-
Domestic	25,999	-	-
Total	154,226,006	45,976,421	35,593,055